UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

24695 Deer Ridge Ln. Athens, AL               35613
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 24695 Deer Ridge Ln. Athens, AL 35613
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 256-230-0783

Date of fiscal year end: 12/31/05

Date of reporting period: 12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             24695 Deer Ridge Lane
                                Athens, AL 35613


                                 ANNUAL REPORT
                               December 31, 2005



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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


Dear Fellow Shareholders:

The Fund's total return over the past six months was a negative -2.54%, whereas the S&P 500 Index posted a positive 5.77% total return over the same period of time. Our underperformance was due in part to what we believe will prove to be temporary declines in the market price of several of our holdings. We accept occasional short-term underperformance as an unavoidable result of adhering to our value investment strategies. When buying securities we believe to be undervalued by the market, we are unable to predict, and do not factor into our investment decision, whether in the short-term their stock prices will rise. However, we do believe that investing in securities we believe to be undervalued will, in the long-term, lead to superior investment performance. Although the Fund's absolute performance since inception is respectable, and exceeds that which would have been earned by investing in the S&P 500 Index, we are not satisfied with this performance, and believe we can improve.

In our June shareholder letter we expressed concern that the then recent terrorist bombings in London and Egypt, if repeated, could have a detrimental effect on world markets and our Fund's performance. As it turned out, it was nature, rather than man, which visited devastation upon our people, industry and lands. Katrina and Wilma, two in a record number of recordable hurricanes for a single season, caused the loss of over a thousand lives, disrupted the lives of millions and resulted in insurable losses of billions of dollars. Although there were negative effects on the Fund, namely the loss of capital suffered by Aspen Insurance Holdings, which had significant exposure in the affected Gulf regions, most price impacts proved to be temporary.

The graph and chart on the next page compare the performance of the Fund with the S&P 500 Index. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through December 31, 2005. The chart compares total returns from June 30, 2005 through December 31, 2005 (most recent six months), for the past year and from the Fund's inception date of January 15, 2004 through December 31, 2005. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.


                                        1

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                                  Foresight Value Fund    S&P 500 Index
                                  --------------------    -------------

     01/15/04 Inception Date            $10,000              $10,000
     06/30/04                           $10,800              $10,174
     12/31/04                           $11,794              $10,906
     06/30/05                           $11,828              $10,817
     12/31/05                           $11,528              $11,441



                      Total Returns (Dividends Reinvested)
                        Periods Ending December 31, 2005


                                 Most Recent     1 Year     Since Inception
                                 Six Months                (January 15, 2004)
                                 ------------   --------   ------------------

     Foresight Value Fund          -2.54%        -2.26%          15.28%

     S&P 500 Index                  5.77%         4.91%          14.41%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. "Most Recent Six Months" figures are not annualized. "Since Inception" figures are average annual returns.


                                        2

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

During the past six months we liquidated our holdings in eleven companies, decreased our holdings in one company, added eight new holdings and sold one holding, only to repurchase a larger position at a later date. The latter was an unusual occurrence, as we are not normally short-term traders. A large part of the above sales were required to fund a net redemption in shares of the Fund.

Positions which have been eliminated from the portfolio include Altria Group, Aspen Insurance Holdings, Brown & Brown, Citigroup, Constellation Brands, Eastman Kodak, First Data Corporation, H&R Block, Iron Mountain, OCA and Whiting Petroleum. Of these, all but Aspen Insurance Holdings, Brown & Brown, H&R Block, OCA and Whiting Petroleum were sold to meet net shareholder redemptions. As mentioned earlier, Aspen Insurance Holdings suffered a loss of capital due to insured damages caused by hurricanes Katrina and Wilma in the Gulf of Mexico and affected coastal regions. It was our opinion that this loss of capital made Aspen less attractive on a valuation and risk basis, and we therefore sold the Fund's position. Brown & Brown and Whiting Petroleum were sold at prices we believed were approaching our estimate of their intrinsic values. We sold H&R Block due to our concern that their home mortgage business would soon come under pressure due to rising interest rates. We also were wary of the entrance of a new competitor in the tax return preparation market, the Internal Revenue Service, who debuted their free online tax return preparation and filing service. We believe it will be difficult for H&R Block to compete on a cost basis!

Our investment in OCA was quite frankly a mistake. OCA is in the business of providing practice services to affiliated orthodontists and pediatric dentists. Although OCA traded at significant discounts to book value, we should have given more weight to the investment risks - their large debt load, the fact that they had not submitted quarterly or annual financial statements since the third quarter of 2004 and the ongoing litigation with some their affiliated doctors. Marty Whitman and Martin Shubik aptly summarize the four essential characteristics of an attractive common stock investment in the introduction to the latest edition of their investment book, "The Aggressive Conservative Investor". For an investment in the common stock of a company to be attractive, the company should have a strong financial position, honest management and control groups, relevant information available to investors and a stock price

                                        3

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

below a reasonable estimate of the company's net asset value. OCA failed on at least two of these four criteria.

The new additions to the portfolio were AVX Corporation, Dana Corporation, Doral Financial, IDT Corporation, Nortel Networks, Superior Industries International, Technitrol and Tellabs. AVX, a subsidiary of Kyocera Corporation, is a manufacturer of passive electronic components, primarily capacitors. The company carries no debt and a large amount of cash on its balance sheet. We believe the company's assets to be undervalued, and with an expected recovery in the technology sector, AVX should prove to be a worthwhile investment. There is also the possibility that Kyocera could decide to buy in those shares they do not already own, hopefully at a significant premium to the price we paid for our position.

Dana is a leading manufacturer of automotive and heavy vehicle parts, primarily axles and drive trains. The automotive parts industry is currently in disfavor with most Wall Street analysts, which gave us the opportunity to purchase shares at a price we considered favorable. Although the company carries a significant amount of debt on its balance sheet, we believe they have sufficient cash to provide the liquidity necessary to see them through the current downturn in their industry.

Doral Financial is a Puerto Rican financial services company engaged primarily in mortgage and conventional banking in Puerto Rico and New York City. We made our investment following revelations of a mistake the company made in valuing certain financial derivative products they carried on their balance sheet, subsequent to which the company's share price was pummeled, falling below what we considered to be its intrinsic value.

IDT is a diversified company providing worldwide telecommunications and entertainment services. They have interests ranging from international pre-paid calling cards, to voice over internet protocol (VoIP) phone service, to the production of animated content for theaters and television. IDT has an extremely strong balance sheet consisting of zero debt and cash per share of stock equal to over two-thirds of the price we paid for our investment, which in our minds is a significant margin of safety! We believe that IDT will eventually

                                        4

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

be able to profitably invest these cash assets in one or more of their numerous developing business ventures.

Canadian based Nortel Networks provides hardware, software and services for wireless, wireline and optical networks worldwide. We consider Nortel to be a restructuring opportunity which will be led by their newly elected CEO, Mike Zafirovski, who was influential in the successful execution of similar restructuring activities at Motorola. Although Nortel carries significant balance sheet debt, it is mostly covered by cash assets.

Superior Industries International is a leading supplier of cast and forged aluminum wheels to North American automobile and light truck manufacturers. As was the case with Dana, the negative outlook of many analysts for the automotive parts industry created an opportunity to purchase shares of Superior at a price below book value. As a margin of safety, Superior has zero debt and a substantial amount of cash.

Technitrol, similar to AVX, is an investment in what we believe to be undervalued assets in the electronic components industry. Technitrol manufactures passive magnetic components and electrical contact products. Technitrol's low debt is more than covered by their cash assets.

The last of our new positions, Tellabs, is a world leader in the design and provision of telecommunications products. Tellabs is another example of a technology company that we believe carries undervalued assets. And again we believe there is a significant margin of safety, given a balance sheet with cash net of debt per share representing nearly one-third of our purchase price.

As we stated earlier, we sold our position in Gap at what we believed to be a price approaching our estimate of its intrinsic value, only to repurchase a new position at a 20% discount to our sales price. This steep decline in Gap share price was due in part to poor same store sales comparisons. We believe Gap has an enduring brand that can be revitalized. In the interim, Gap is generating significant amounts of cash to strengthen an already strong balance sheet, where cash exceeds debt.

                                        5

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

Our top performing investments over the past six months were Aegon NV, Freeport-McMoRan Copper & Gold, Seitel and UnumProvident. Aegon NV is one of the largest international life insurance and financial services companies. They are headquartered in the Netherlands with major operations in the U.K., Spain and the United States. Aegon has benefited from continued growth in net assets and higher market multiples applied to those net assets.

Copper and gold prices have increased substantially during the past six months. These price increases, along with the return to full production of their Grasberg mine, has fueled the increase in market value of our Freeport-McMoRan Copper & Gold position.

Likewise, increases in oil and natural gas prices have improved business for Seitel, a leading provider of seismic data and related geophysical services to the oil and gas industry. Increased profits at oil and gas companies have allowed increased spending on the services that Seitel offers.

UnumProvident, a leading provider of group and individual disability insurance in the United States and United Kingdom, has benefited from a settlement with the California Department of Insurance concerning UnumProvident's handling of disability claims. UnumProvident's stock is still trading below its book value, so we look forward to continued appreciation in the value of our position.

Our poorest performers for the past six months have been Blockbuster, Doral Financial, General Motors, Pfizer and Sanderson Farms. When we purchased our position near the end of 2004, we believed Blockbuster to be significantly undervalued on a discounted cash flow basis. However, shortly after our purchase, Blockbuster decided to end their policy of collecting "late fees" on delinquent returns of rental videos, expecting to makeup the resulting lost revenue stream via increased rentals. We may have been mistaken in our decision to continue holding Blockbuster subsequent to this announcement, as to date, cash flows have not returned to their prior level. We are hoping that investor Carl Icahn's election to the Board of Directors will help convince management to reinstate "late fees", which should be publicized for what they

                                        6

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

actually are - daily rental fees which are applied after an original contracted rental period has expired.

Doral Financial experienced a further price decline subsequent to our purchase following an announcement that their accounting for sales of certain mortgages might not qualify as sales. Even after expected restatements for the accounting of these mortgage transactions, we believe that Doral Financial will remain undervalued and an attractive investment.

General Motors is the market's current favorite whipping boy, with many analysts predicting bankruptcy. We think a fear of bankruptcy is unrealistic given General Motors' real property, substantial cash assets and plans for further cash generation through a planned sale of a majority stake in GMAC, their wholly owned financial subsidiary.

Pfizer has suffered from a slowing of growth due to increased competition from generic drugs. However, we continue to believe the market is not properly valuing the earnings potential of Pfizer's assets, both tangible and intangible.

We believe that once the bird flu scare subsides, Sanderson Farms' market value will recover, as it remains one of the industry's low cost chicken processors. In addition, Sanderson Farms has a very strong balance sheet, with excess cash net of debt, which should allow them to successfully weather the current industry downturn.

We expect the growth in the United States' economy to moderate as the effects of increased interest rates and high commodity and energy prices take hold. The next six months could prove to be a challenging environment for U.S. stocks. However, a halt to interest rate hikes and/or a decrease in commodity and energy prices, would likely prove beneficial for market averages.

                                        7

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005
                                                                               x
If you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND.


Sincerely yours,



Michael M. Bissell, CFA
President
Foresight Funds, Inc.


                                        8

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

                    Portfolio Holdings by Industry Sector
            Percent of Total Investments as of December 31, 2005


                       Basic Materials .......... 19.67%
                       Conglomerates ............  0.00%
                       Consumer Goods ........... 25.65%
                       Financial ................ 18.01%
                       Healthcare ...............  5.64%
                       Industrial Goods .........  0.00%
                       Services ................. 10.55%
                       Technology ............... 17.75%
                       Utilities ................  0.00%
                       Cash Equivalents .........  2.74%


Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2005 through December 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                        9

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which, although they do not apply to our no-load Fund, may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 7/1/2005      12/31/2005      Period*
                                ---------      ----------     --------

Actual	                        $1,000.00	  $974.59       $6.21

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.51	$6.36



* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                                        10

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

                             Schedule of Investments
                               December 31, 2005


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 103.04%


     AUTO MANUFACTURERS (MAJOR) - 4.97%

     General Motors Corp. ...........................   2000           $  38,840
                                                                       ---------
     AUTO PARTS - 7.49%

     Dana Corp. .....................................   3500           $  25,130
     Superior Industries International ..............   1500              33,390
                                                                       ---------
                                                                       $  58,520
                                                                       ---------
     COMMUNICATIONS EQUIPMENT - 4.19%

     Tellabs, Inc.* .................................   3000           $  32,700
                                                                       ---------
     COMMUNICATION SERVICES - 4.49%

     IDT Corp. CL B * ...............................   3000           $  35,100
                                                                       ---------
     COPPER - 8.26%

     Freeport McMoran Copper & Gold CL B ............   1200           $  64,560
                                                                       ---------
     DIVERSIFIED ELECTRONICS - 6.99%

     AVX Corp. ......................................   2000           $  28,960
     Technitrol Inc. ................................   1500              25,650
                                                                       ---------
                                                                       $  54,610
                                                                       ---------
     DRUG MANUFACTURERS (MAJOR) - 5.97%

     Pfizer Inc. ....................................   2000           $  46,640
                                                                       ---------
     INSURANCE (ACCIDENT & HEALTH) - 8.74%

     UnumProvident Corp. .............................  3000           $  68,250
                                                                       ---------
     INSURANCE (LIFE) - 6.27%

     Aegon NV ADR ** ................................   3000           $  48,960
                                                                       ---------

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
     MEAT PRODUCTS - 3.91%

     Sanderson Farms, Inc. ..........................   1000           $  30,530
                                                                       ---------
     MORTGAGE INVESTMENT - 4.07%

     Doral Financial Corp. ** .......................   3000           $  31,800
                                                                       ---------
     OIL & GAS EQUIPMENT & SERVICES - 6.34%

     Seitel, Inc.* ..................................  23704           $  49,541
                                                                       ---------
     OIL & GAS PIPELINES - 6.23%

     El Paso Corporation ............................   4000           $  48,640
                                                                       ---------
     PROCESSING SYSTEMS & PRODUCTS - 3.13%

     Nortel Networks Corp.* ** ......................   8000           $  24,480
                                                                       ---------
     RETAIL (APPAREL) - 3.39%

     Gap, Inc. ......................................   1500           $  26,460
                                                                       ---------
     RETAIL (AUTO PARTS) - 5.87%

     Autozone, Inc.* ................................    500           $  45,875
                                                                       ---------
     RETAIL (MUSIC & VIDEO) - 1.92%

     Blockbuster, Inc. CL A .........................   4000           $  15,000
                                                                       ---------
     RUBBER & PLASTICS - 6.67%

     Goodyear Tire & Rubber Company * ...............   3000           $  52,140
                                                                       ---------
     TEXTILE (APPAREL CLOTHING) - 4.13%

     Liz Claiborne, Inc. ............................    900           $  32,238
                                                                       ---------
     TOTAL COMMON STOCKS (COST $730,210) ............................. $ 804,884
                                                                       ---------

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

                                                      SHARES        MARKET VALUE
                                                      ------        ------------
CASH EQUIVALENTS - 2.90%

     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (3.82% Yield) ........ 22,638           $  22,638
                                                                       ---------
     TOTAL CASH EQUIVALENTS (COST $22,638) ........................... $  22,638
                                                                       ---------

TOTAL INVESTMENTS (COST $752,848) - 105.93% .......................... $ 827,522
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - (5.93%) ..................  $(46,352)
                                                                       ---------

NET ASSETS - 100.00% ................................................. $ 781,170
                                                                       =========

*  Non-income producing security
** Aegon NV is domiciled in the Netherlands
   Doral Financial is domiciled in Puerto Rico
   Nortel Networks is domiciled in Canada

The accompanying notes are an integral part of the financial statements.

                                        13

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

                      Statement of Assets and Liabilities
                               December 31, 2005

ASSETS

     Investments, at Market Value (Cost - $752,848) ................. $ 827,522
     Cash ...........................................................     1,306
     Dividends Receivable ...........................................       228
     Capital Stock Sold Receivable ..................................         0
     Receivable Due from Adviser ....................................       512
     Other Assets ...................................................       800
                                                                      ---------
     Total Assets ................................................... $ 830,368
                                                                      ---------
LIABILITIES

     Shareholders Distributions Payable ............................. $  45,690
     Accrued Investment Advisory Fee ................................       703
     Other Payables and Accrued Expenses ............................     2,805
                                                                      ---------
     Total Liabilities .............................................. $  49,198
                                                                      ---------

NET ASSETS

     Capital (Par value and paid in surplus) ........................ $ 706,495
     Undistributed Net Investment income ............................         0
     Undistributed Realized Gain on Investments .....................         0
     Net Unrealized Appreciation on Investments .....................    74,675
                                                                      ---------
     Net Assets ..................................................... $ 781,170
                                                                      =========
     Shares of Beneficial Interest Outstanding ......................    71,729
                                                                      ---------
     Net Asset Value Per Share ...................................... $   10.89
                                                                      =========

The accompanying notes are an integral part of the financial statements.


                                        14

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


                             Statement of Operations
                   January 1, 2005 through December 31, 2005



INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $  16,769
     Interest .......................................................       308
                                                                      ---------
     Total Income ................................................... $  17,077
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   9,130
     Custodian Fees and Expenses ....................................     3,255
     Audit and Accounting Fees ......................................     2,750
     Directors' Fees and Expenses ...................................       100
     Other Fees and Expenses ........................................     2,132
                                                                      ---------
     Total Expenses ................................................. $  17,367
     Less Expenses Reimbursed by Adviser (Note 3)....................    (5,959)
                                                                      ---------
     Net Expenses ................................................... $  11,408
                                                                      ---------
     Net Investment Income/(Loss) ................................... $   5,669
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $  43,482
     Change in Unrealized Appreciation on Investments ...............   (69,844)
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $ (26,362)
                                                                      ---------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS ........................ $ (20,693)
                                                                      =========


The accompanying notes are an integral part of the financial statements.



                                        15

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

                       Statement of Changes in Net Assets
                    January 1, 2005 through December 31, 2005


                                                            Year        Year
                                                           Ending      Ending
                                                            2005       2004(a)
                                                          ---------   ---------
CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss)  ...................... $   5,669   $    (887)
     Net Realized Gain/(Loss) on Investments ............    43,482      (2,738)
     Net Increase/(Decrease) in Unrealized
     Appreciation on Investments ........................   (69,844)    144,519
                                                          ---------   ---------
     Net Increase/(Decrease) in Net Assets
     from Operations .................................... $ (20,693)  $ 140,894
                                                          ---------   ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income .............................. $  (5,669)  $       0
     Net Realized Gains .................................   (40,022)          0
                                                          ---------   ---------
     Net Increase/(Decrease) in Net Assets
     from Distributions ................................. $ (45,691)  $       0
                                                          ---------   ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ....................... $  20,000   $ 349,000
     Shares Issued in Reinvestment of Dividends .........         0           0
     Cost of Shares Redeemed ............................  (112,335)          0
                                                          ---------   ---------
     Net Increase/(Decrease) in Net Assets
     from Share Transactions ............................ $ (92,335)  $ 349,000
                                                          ---------   ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ............ $(158,719)  $ 489,894
     Net Assets at Beginning of Period ..................   939,889     449,995
                                                          ---------   ---------
     Net Assets at End of Period ........................ $ 781,170   $ 939,889
                                                          =========   =========


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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

                                                            Year        Year
                                                           Ending      Ending
                                                            2005       2004(a)
                                                          ---------   ---------
SHARES TRANSACTIONS

     Issued .............................................     1,708      34,692
     Reinvested .........................................         0           0
     Redeemed ...........................................    (9,671)          0
                                                          ---------   ---------
     Net Increase/(Decrease) in Shares ..................    (7,963)     34,692
     Shares Outstanding at Beginning of Period ..........    79,692      45,000
                                                          ---------   ---------
     Shares Outstanding at End of Period ................    71,729      79,692
                                                          =========   =========


(a) The Fund commenced operations on January 15, 2004


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


                              Financial Highlights
                    For a Share Outstanding During Each Period
                     January 1, 2005 through December 31, 2005


                                                            Year        Year
                                                           Ending      Ending
                                                            2005       2004(a)
                                                          ---------   ---------


     Net Asset Value at Beginning of Period ............. $   11.79   $   10.00
                                                          ---------   ---------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ....................... $    0.08   $   (0.01)
     Net Realized and Unrealized Gain/(Loss) on
     Investments ........................................     (0.34)       1.80
                                                          ---------   ---------
     Total from Investment Operations ................... $   (0.26)  $    1.79
                                                          ---------   ---------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ......................... $    0.08   $    0.00
     From Net Realized Gain .............................      0.56        0.00
                                                          ---------   ---------
     Total Distributions to Shareholders ................ $    0.64   $    0.00
                                                          ---------   ---------

     Net Asset Value at End of Period ................... $   10.89   $   11.79
                                                          =========   =========

     Total Return .......................................     (2.26)%  17.94%(b)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


                                                            Year        Year
                                                           Ending      Ending
                                                            2005       2004(a)
                                                          ---------   ---------
RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period ($1000s) ............... $     781   $     940

     RATIOS TO AVERAGE NET ASSETS

     Expenses ...........................................  1.25%          1.25%
     Expenses before reimbursement ......................  1.90%          2.38%
     Net Investment Income/(Loss) .......................  0.62%         (0.13%)
     Net Investment Income/(Loss) before reimbursement .. (0.03%)        (1.26%)
     Portfolio Turnover Rate ............................  50.9%          56.0%


(a) The Fund commenced operations on January 15, 2004
(b) Not annualized


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

                         Notes to Financial Statements
                               December 31, 2005

1. ORGANIZATION

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

Accounting for Investments - Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Agreement,the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. The expenses incurred by the Fund exceeded the percentage limitation during the period from January 1, 2005 through December 31, 2005 and the Adviser reimbursed the Fund $5,959.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of June 30, 2005, Michael M. Bissell

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


and Hilda M. Bissell, joint tenants in common, held 69.81% of the outstanding Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 22.65% of the outstanding Fund shares.

No remuneration was paid to Fund officers and $100 was paid to Fund directors during the period from January 1, 2005 through December 31, 2005.

4.  INVESTMENTS

For the period from January 1, 2005 through December 31, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $457,159 and $549,311, respectively. The gross unrealized appreciation for all securities totaled $142,434 and the gross unrealized depreciation for all securities totaled ($67,759) for a net unrealized appreciation of $74,675. The aggregate cost of securities for federal income tax purposes as of December 31, 2005 was $752,848.

5.  DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent; such amounts are reclassified within the capital accounts based on federal income tax regulations. During the year ended December 31, 2005 permanent differences due to a master limited partnership distribution received in 2005 for tax year 2004 resulted in a net increase in accumulated net investment income of $722 and a corresponding net decrease in capital gains of ($722). These reclassifications had no impact on net assets or net asset value per share.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

No distributions were paid by the Fund in 2004. The tax character of distributions paid during 2005 was as follows:

Distributions paid from:

Ordinary income		             $   5,669
Long-term capital gains                 40,022
                                     ---------
Total distributions                  $  45,691

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain         $       0
Unrealized appreciation                 74,675
                                     ---------
                                     $  74,675

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


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                                        24

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Foresight Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Foresight Value Fund (hereafter referred to as the "Fund") at December 31, 2005, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Marmann, McCrary & Associates, P.C.
Sheffield, Alabama
February 27, 2006

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005



                     FORESIGHT FUND'S OFFICERS AND DIRECTORS

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.

Name and Age: Michael M. Bissell, Age 53
Address: 24695 Deer Ridge Ln. Athens, AL 35613
Position(s) Held: Chairman of the Board of Directors, President and Treasurer Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: President and Treasurer of Foresight Funds, Inc.; President of Foresight Asset Management, LLC; Engineering Supervisor, Bechtel Power
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

Name and Age:  Hilda M. Bissell, Age 50
Address: 24695 Deer Ridge Ln. Athens, AL 35613
Position(s) Held:  Secretary
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Secretary of
Foresight Funds, Inc.; Family Practice Physician

Name and Age:  Herbert R. Leita, Age 54
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Project Engineer, Bechtel, Inc. Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


Name and Age:  Rebecca L. Leita, Age 52
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Owner, All Occasion Gift Basket and Flowers
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


                      (This page intentionally left blank)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005

QUARTERLY PORTFOLIO HOLDINGS REPORT

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2005


DIRECTORS AND PRINCIPAL OFFICERS

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary
Herbert R. Leita, Director
Rebecca L. Leita, Director

INVESTMENT ADVISOR

Foresight Asset Management, LLC
24695 Deer Ridge Ln.
Athens, AL 35613

INDEPENDENT ACCOUNTANTS

Marmann, McCrary & Associates, P.C.
900 E. 2nd St.
Sheffield, AL 35660

CUSTODIAN

Mission Management & Trust Co.
3567 E. Sunrise Drive, Ste. 235
Tucson, AZ 85718



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics was previously filed as an exhibit to the registrant's Form N-CSR filed for the period ending
December 31, 2004 and is incorporated herein by reference. During the period covered by this report, no substantive amendments were approved or waivers were granted to the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has determined that Michael M. Bissell, the registrant's principle executive officer and principle financial officer, who is a Chartered Financial Analyst (CFA) Charter holder, is the audit committee's sole financial expert. Michael M. Bissell is not "independent".

Item 4. Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the Fund during its first fiscal year for professional services rendered by the registrant's independent auditor were as follows:

                             December 31, 2005
                             -----------------
Audit Fees                         $2500
Audit-Related Fees                 $   0
Tax Fees                           $ 250
Other Fees                         $   0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the auditor in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance and tax advice.

(e)(1) The audit committee pre-approves all audit and non-audit services provided to the registrant by the independent auditor.

(e)(2)  No services included in (b)-(d) were approved pursuant to paragraph
        (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)-(h) Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment
        Companies. Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form
     N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR was previously filed and incorporated herein by reference.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  2/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  2/28/06

By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  2/28/06